FAIR VALUE MEASUREMENTS - Schedule of Fair Value Hierarchy (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 244,097,792	$ 225,206,804
WaFd, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,303,914	6,887,208
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	223,721,255	199,580,124
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,072,623	18,739,472
Fair Value, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	230,025,169	206,467,332
Fair Value, Level 1, Level 2, and Level 3 | WaFd, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,303,914	6,887,208
Fair Value, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	223,721,255	199,580,124
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	230,025,169	206,467,332
Level 1 | WaFd, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,303,914	6,887,208
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	223,721,255	199,580,124
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | WaFd, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | WaFd, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Net Asset Value | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 14,072,623	$ 18,739,472